Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Millions	Jul. 14, 2021 USD ($) $ / shares shares	Feb. 23, 2021 USD ($) $ / shares	Jun. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Subsequent Event [Line Items]
Stock purchased from the employees | shares	45,000,000.0
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.00001	$ 0.00001	$ 0.00001
Proceeds from Sale of Restricted Investments	$ 150.9
Class A Ordinary Shares [Member] | AONE IPO [Member]
Subsequent Event [Line Items]
Number of Shares Issued in Transaction | shares	6,418,667
Temporary Equity, Redemption Price Per Share | $ / shares	$ 10.005
Aggregate Amount of Redemption Requirement	$ 64.2
Markforged Common Stock [Member]
Subsequent Event [Line Items]
Stockholders' Equity Note,Conversion Ratio	1
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Subsequent Event [Member] | AONE [Member]
Subsequent Event [Line Items]
Business combination, Consideration transferred		$ 215.0
Business combination, Equity interest issued		$ 210.0
Business acquisition, Share price | $ / shares		$ 10.00
Subsequent Event [Member] | Markforged [Member]
Subsequent Event [Line Items]
Payments to acquire business		$ 45.0